Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets
9.	EXPLORATION AND EVALUATION ASSETS
Exploration and evaluation assets were as follows:

	Thacker Pass	Millennial Projects	Total

	$	$	$

Total exploration and evaluation assets

As at December 31, 2021	5,640	-	5,640

Acquisition of Millennial ( N ote 7)	-	338,050	338,050

Additions	4,227	1,081	5,308

Write offs	(353)	-	(353)

As at December 31, 2022	9,514	339,131	348,645
The Company has certain commitments for royalty and other payments to be made on the Thacker Pass project and Pastos Grandes project as set out below. These amounts will only be payable if the Company continues to hold the subject claims in the future and the royalties will only be incurred if the Company starts production from the respective projects.
Thacker Pass:

●	20% royalty on revenue solely in respect of uranium;

●
8% gross revenue royalty from ores extracted, mined or removed from the property up to a cumulative payment of $22,000. The royalty will then be reduced to 4% for the life of the project. The Company has the option at any time to reduce the royalty to 1.75% upon payment of $
22,000
; and

●	Option payments of $137.5 paid in Q4 2022, and $2,887.5 payable in 2023 to purchase water rights.
Pastos Grandes:

●	1.5% royalty on the gross operating revenues from production from certain Pastos Grandes claims, payable to the original vendors of the project; and

●	royalties to a maximum of 3% over net-back income, payable to the Salta Province.